FINANCIAL RISK MANAGEMENT - Cash and Balances at Central Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables [Line Items]
Cash and balances at central banks	£ 54,279	£ 49,888	£ 38,880